NOTE 4 – TECHNOLOGY ACQUISITION AGREEMENT AND COMMITMENTS	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
NOTE 4 – TECHNOLOGY ACQUISITION AGREEMENT AND COMMITMENTS

NOTE 4 – TECHNOLOGY ACQUISITION AGREEMENT AND COMMITMENTS

On October 14, 2008 the Company entered into an agreement with Martech Performance Products, LLC (MPP) to acquire the exclusive rights to manufacture, market and sell throughout the United States and foreign countries a fuel saving device being developed by MPP. The purchase price is $250,000 in cash, 2,400,000 shares of common stock plus a royalty of $25 for each product unit sold by the Company, any affiliate, or sublicensee.

The payment terms include the payment of a nonrefundable initial lump-sum payment of $10,000, and deliver a test vehicle to MPP to finish development of the product. Within three weeks after the initial lump-sum payment MPP will provide a product unit for review and approval by the Company. Upon delivery and acceptance, the Company will pay to MPP a second nonrefundable lump-sum payment of $10,000 toward the $250,000 purchase price.

Upon receipt of an accepted unit from MPP, the Company will pursue testing for EPA approval as follows:

•	15 days after the start of testing the Company will pay MPP 20% of the funds that the Company has raised from investors toward the $250,000 purchase price on the 15th of each month. Within six months of the start of testing the Company shall pay the remaining balance of the $250,000 purchase price in full and will issue 6% of any then outstanding ownership (determined on a fully diluted basis) of the Company to MPP, free and clear of any liens, claims or encumbrances. On February 7, 2011, the Company issued 2,400,000 shares to satisfy this requirement.

•	Upon acceptance of the first product unit, MPP will deliver 10 more units to be used for export sales, engineering development and compliance testing. At the time of delivery, the Company will pay reasonable production costs of each unit to MPP, estimated to be $500 to $700 each.
•	MPP will provide additional assistance, including manufacturing set-up, engineering, technical and other support assistance to the Company, its prospective investors, dealers, manufacturers, and distributors at the rate of $75 per hour, subject to reasonable annual increases.

The Company will also pay to MPP a royalty equal to $25 for each product unit sold by the Company.

The agreement commenced on October 14, 2008 and shall remain in force for perpetuity, unless terminated for breach or default by either party upon 30 days notice.

At May 31, 2013, the balance due on the purchase price is $230,000 and is included in accounts payable in the accompanying balance sheet.

NOTE 4 – TECHNOLOGY ACQUISITION AGREEMENT AND COMMITMENTS

On October 14, 2008 the Company entered into an agreement with Martech Performance Products, LLC (MPP) to acquire the exclusive rights to manufacture, market and sell throughout the United States and foreign countries a fuel saving device being developed by MPP. The purchase price is $250,000 in cash, 2,400,000 shares of common stock plus a royalty of $25 for each product unit sold by the Company, any affiliate, or sublicensee.

The payment terms include the payment of a nonrefundable initial lump-sum payment of $10,000, and deliver a test vehicle to MPP to finish development of the product. Within three weeks after the initial lump-sum payment MPP will provide a product unit for review and approval by the Company. Upon delivery and acceptance, the Company will pay to MPP a second nonrefundable lump-sum payment of $10,000 toward the $250,000 purchase price.

Upon receipt of an accepted unit from MPP, the Company will pursue testing for EPA approval as follows:

•	15 days after the start of testing the Company will pay MPP 20% of the funds that the Company has raised from investors toward the $250,000 purchase price on the 15th of each month. Within six months of the start of testing the Company shall pay the remaining balance of the $250,000 purchase price in full and will issue 6% of any then outstanding ownership (determined on a fully diluted basis) of the Company to MPP, free and clear of any liens, claims or encumbrances. On February 7, 2011, the Company issued 2,400,000 shares to satisfy this requirement.

•	Upon acceptance of the first product unit, MPP will deliver 10 more units to be used for export sales, engineering development and compliance testing. At the time of delivery, the Company will pay reasonable production costs of each unit to MPP, estimated to be $500 to $700 each.
•	MPP will provide additional assistance, including manufacturing set-up, engineering, technical and other support assistance to the Company, its prospective investors, dealers, manufacturers, and distributors at the rate of $75 per hour, subject to reasonable annual increases.

The Company will also pay to MPP a royalty equal to $25 for each product unit sold by the Company.

The agreement commenced on October 14, 2008 and shall remain in force for perpetuity, unless terminated for breach or default by either party upon 30 days notice.

At December 31, 2012 and 2011the balance due on the purchase price is $230,000 and is included in accounts payable in the accompanying balance sheet.